Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Jan. 01, 2019	Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant accounting policies [line items]
Cash and cash equivalents maximum maturity period		3 months
Vesting period		3 years
Right of uses assets under IFRS 16	$ 3,000,000
Reduction in operating cash out flow upon adoption of IFRS 16	$ 1,000,000
Performance share units (PSUs) [member]
Disclosure of significant accounting policies [line items]
Vesting period		3 years
Forward contract [member]
Disclosure of significant accounting policies [line items]
Forward contracts		$ 0	$ 0